Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies
Note 2 – Significant Accounting Policies

PRINCIPLES OF COMBINATION – These consolidated and combined financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of Murphy USA Inc. and selected subsidiaries, and certain assets, liabilities, and expenses of Murphy Oil Corporation for all periods prior to August 30, 2013. All significant intercompany accounts and transactions within the consolidated and combined entity have been eliminated.

REVENUE RECOGNITION – Revenues from sales of refined petroleum products are recorded when deliveries have occurred and legal ownership of the commodity transfers to the customer, which may include related party sales to other subsidiaries of Murphy USA. Title transfer for bulk refined products generally occur at pipeline custody points or upon truck loading at product terminals. Refined products sold at retail stations are recorded when the customer takes delivery at the pump. Merchandise revenues are recorded at the point of sale. Rebates from vendors are recognized as a reduction of cost of goods sold when the related inventory item is sold. Incentives that are derived from contractual provisions are accrued based on past experience, when estimable, and are recognized in cost of goods sold.

The Company enters into buy/sell and similar arrangements when petroleum products are held at one location but are needed at a different location. The Company often pays or receives funds related to the buy/sell arrangement based on location or quality differences. The Company accounts for such transactions on a net basis in its Consolidated and Combined Income Statements.

SHIPPING AND HANDLING COSTS – Costs incurred for the shipping and handling of motor fuel are included in Petroleum product cost of goods sold in the income statement. Costs incurred for the shipping and handling of convenience store merchandise are included in Merchandise cost of goods sold in the income statement.

TAXES COLLECTED FROM CUSTOMERS AND REMITTED TO GOVERNMENT AUTHORITIES – Excise and other taxes collected on sales of refined products and remitted to governmental agencies are included in revenues and costs and operating expenses in the Consolidated and Combined Income Statements. Excise taxes on petroleum products collected and remitted were $1,930,608,000 in 2014, $1,884,035,000 in 2013, and $1,962,660,000 in 2012.

CASH EQUIVALENTS – Short-term investments, which include government securities, money market funds and other instruments with government securities as collateral, that have an original maturity of three months or less from the date of purchase are classified as cash equivalents.

ACCOUNTS RECEIVABLE – The Company’s accounts receivable are recorded at the invoiced amount and do not bear interest. The accounts receivable primarily consists of amounts owed to the Company from credit card companies and by customers for wholesale sales of refined petroleum products and ethanol. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses on these receivables. The Company reviews this allowance for adequacy at least quarterly and bases its assessment on a combination of current information about its customers and historical write-off experience. Any trade accounts receivable balances written off are charged against the allowance for doubtful accounts. The Company has not experienced any significant credit-related losses in the past three years.

INVENTORIES – Inventories of most finished products are valued at the lower of cost, generally applied on a last-in, first-out (“LIFO”) basis, or market. Any increments to LIFO inventory volumes are valued based on the first purchase price for these volumes during the year. Merchandise inventories held for resale are carried at average cost. Materials and supplies are valued at the lower of average cost or estimated value.

VENDOR ALLOWANCES AND REBATES – Murphy USA receives payments for vendor allowances, volume rebates and other related payments from various suppliers of its convenience store merchandise. Vendor allowances for price markdowns are credited to merchandise cost of goods sold during the period the related markdown is recognized. Volume rebates of merchandise are recorded as reductions to merchandise cost of goods sold when the merchandise qualifying for the rebate is sold. Slotting and stocking allowances received from a vendor are recorded as a reduction to cost of sales over the period covered by the agreement.

PROPERTY, PLANT AND EQUIPMENT – Additions to property, plant and equipment, including renewals and betterments, are capitalized and recorded at cost. Certain marketing facilities are primarily depreciated using the composite straight-line method with depreciable lives ranging from 16 to 25 years. Ethanol plants, gasoline stations and other assets are depreciated over 3 to 50 years by individual unit on the straight-line method. Gains and losses on asset disposals or retirements are included in income as a separate component of other income.
IMPAIRMENT OF ASSETS – Long-lived assets, which include property and equipment and finite-lived intangible assets, are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. A long-lived asset is not recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from its use and eventual disposition. If a long-lived asset is not recoverable, an impairment loss is recognized for the amount by which the carrying amount of the long-lived asset exceeds its fair value, with fair value determined based on discounted estimated net cash flows or other appropriate methods.
ASSET RETIREMENT OBLIGATIONS – The Company records a liability for asset retirement obligations (“ARO”) equal to the fair value of the estimated cost to retire an asset. The ARO liability is initially recorded in the period in which the obligation meets the definition of a liability, which is generally when the asset is placed in service. The ARO liability is estimated using existing regulatory requirements and anticipated future inflation rates. When the liability is initially recorded, the Company increases the carrying amount of the related long-lived asset by an amount equal to the original liability. The liability is increased over time to reflect the change in its present value, and the capitalized cost is depreciated over the useful life of the related long-lived asset. The Company reevaluates the adequacy of its recorded ARO liability at least annually. Actual costs of asset retirements such as dismantling service stations and site restoration are charged against the related liability. Any difference between costs incurred upon settlement of an asset retirement obligation and the recorded liability is recognized as a gain or loss in the Company’s earnings.
ENVIRONMENTAL LIABILITIES – A liability for environmental matters is established when it is probable that an environmental obligation exists and the cost can be reasonably estimated. If there is a range of reasonably estimated costs, the most likely amount will be recorded, or if no amount is most likely, the minimum of the range is used. Related expenditures are charged against the liability. Environmental remediation liabilities have not been discounted for the time value of future expected payments. Environmental expenditures that have future economic benefit are capitalized.
INCOME TAXES – The Company accounts for income taxes using the asset and liability method. Under this method, income taxes are provided for amounts currently payable and for amounts deferred as tax assets and liabilities based on differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Deferred income taxes are measured using the enacted tax rates that are assumed will be in effect when the differences reverse. The Company routinely assesses the realizability of deferred tax assets based on available evidence including assumptions of future taxable income, tax planning strategies and other pertinent factors.  A deferred tax asset valuation allowance is recorded when evidence indicates that it is more likely than not that all or a portion of these deferred tax assets will not be realized in a future period.  The accounting rules for income tax uncertainties permit recognition of income tax benefits only when they are more likely than not to be realized.  The Company includes potential penalties and interest for uncertain income tax positions in income tax expense.
The Company’s results of operations were included in the consolidated federal income tax return of Murphy Oil prior to the separation, while in most cases, these results have been included in the various state tax returns of Murphy USA historically. For these financial statements, federal and state income taxes have been computed and recorded as if the Company filed separate federal and state income tax returns. Federal and state income tax benefits of operating losses generated are recognized to the extent that they could be expected to reduce federal income tax expense for the Company via a carryback to a previous year or carried forward for use in a subsequent year. The calculations of current and deferred income taxes, therefore, require use of certain assumptions, allocations and estimates that management believes are reasonable to reflect the Company’s income taxes as a stand-alone taxpayer. The Company has elected to classify any interest expense and penalties related to the underpayment of income taxes in Income tax expense in the Consolidated and Combined Income Statements.
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES – The fair value of a derivative instrument is recognized as an asset or liability in the Company’s Consolidated and Combined Balance Sheets. Upon entering into a derivative contract, the Company may designate the derivative as either a fair value hedge or a cash flow hedge, or decide that the contract is not a hedge, and therefore, recognize changes in the fair value of the contract in earnings. The Company documents the relationship between the derivative instrument designated as a hedge and the hedged items as well as its objective for risk management and strategy for use of the hedging instrument to manage the risk. Derivative instruments designated as fair value or cash flow hedges are linked to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Company assesses at inception and on an ongoing basis whether a derivative instrument used as a hedge is highly effective in offsetting changes in the fair value or cash flows of the hedged item. A derivative that is not a highly effective hedge does not qualify for hedge accounting. Changes in the fair value of a qualifying fair value hedge are recorded in earnings along with the gain or loss on the hedged item. Changes in the fair value of a qualifying cash flow hedge are recorded in other comprehensive income until the hedged item is recognized in earnings. When the income effect of the underlying cash flow hedged item is recognized in the Statement of Income, the fair value of the associated cash flow hedge is reclassified from other comprehensive income into earnings. Ineffective portions of a cash flow hedge derivative’s change in fair value are recognized currently in earnings. If a derivative instrument no longer qualifies as a cash flow hedge and the underlying forecasted transaction is no longer probable of occurring, hedge accounting is discontinued and the gain or loss recorded in other comprehensive income is recognized immediately in earnings. See Note 13 and Note 16 for further information about the Company’s derivatives.
STOCK-BASED COMPENSATION – The fair value of awarded stock options, restricted stock and restricted stock units is determined based on a combination of management assumptions for awards issued subsequent to the separation from Murphy Oil and the previously calculated fair market value of awards that were replaced with Murphy USA awards in connection with the separation. Murphy Oil used the Black-Scholes option pricing model for computing the fair value of stock options. The primary assumptions made by management included the expected life of the stock option award and the expected volatility of Murphy Oil’s common stock prices. Murphy Oil used both historical data and current information to support its assumptions. Stock option expense is recognized on a straight-line basis over the respective vesting period of two or three years. Murphy Oil used a Monte Carlo valuation model to determine the fair value of performance-based restricted stock and restricted stock units and the related expense is recognized over the three-year vesting period. Management estimates the number of stock options and performance-based restricted stock and restricted stock units that will not vest and adjusts its compensation expense accordingly. Differences between estimated and actual vested amounts are accounted for as an adjustment to expense when known. See Note 11 for a discussion of the basis of allocation of such costs.
NET INVESTMENT BY FORMER PARENT– The Net investment by former parent represented a net balance reflecting Murphy Oil’s initial investment in the Company and subsequent adjustments resulting from the operations of the Company and various transactions between the Company and Murphy Oil. The balance is the result of the Company’s participation in Murphy Oil’s centralized cash management program under which all the Company’s cash receipts were remitted to Murphy Oil and all cash disbursements are funded by Murphy Oil. The net balance included amounts due from or owed to Murphy Oil. Other transactions affecting the Net investment by Murphy Oil included general and administrative expenses incurred by Murphy Oil and allocated to the Company. There were no terms of settlement or interest charges associated with the Net investment by Murphy Oil balance. Changes in amounts owed to or due from Murphy Oil were included in financing activities in the Statements of Cash Flows. All transactions affecting the balance of this account ceased at the separation.

USE OF ESTIMATES – In preparing the financial statements of the Company in conformity with U.S. GAAP, management has made a number of estimates and assumptions related to the reporting of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities. Actual results may differ from the estimates. On an ongoing basis, we review our estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.